Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
Accounts receivable – third parties	17,519	22,399
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	17,519	22,399

For the financial years ended December 31, 2024 and 2025, the Company has not made the allowance for doubtful accounts. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past. The Company does not foresee any changes in the bad debt in the near future as well.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable is written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of December 31,
	2024	2025
	US$’000	US$’000
Within 90 days	17,519	22,399
	17,519	22,399